Avant Gold Coin Strategy Fund
RISK/RETURN
Investment Objective:
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Avant Gold Coin Strategy Fund	Avant Gold Coin Strategy Fund Class A Shares	Avant Gold Coin Strategy Fund Class C Shares	Avant Gold Coin Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Avant Gold Coin Strategy Fund		Avant Gold Coin Strategy Fund Class A Shares	Avant Gold Coin Strategy Fund Class C Shares	Avant Gold Coin Strategy Fund Class I Shares
Management Fees		0.99%	0.99%	0.99%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.24%	1.24%	1.24%
Acquired Fund Fees and Expenses	[1][2]	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		2.73%	3.48%	2.48%
Fee Waiver and Reimbursement	[3]	(0.24%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.49%	3.24%	2.24%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. The Acquired Fund Fees and Expenses estimate does not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. This estimate does not include performance-based fees, which cannot be meaningfully estimated. The expenses of the Fund's wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30 , 2012, to ensure that t otal annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, if any, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 2.24%, 2.99% and 1.99% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Avant Gold Coin Strategy Fund (USD $)	1 Year	3 Years
Avant Gold Coin Strategy Fund Class A Shares	813	1,352
Avant Gold Coin Strategy Fund Class C Shares	327	1,046
Avant Gold Coin Strategy Fund Class I Shares	227	750

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

 The Fund invests primarily in Gold coin-related: (1) common stock; (2) exchange-traded funds ("ETFs"); (3) pooled investment vehicles such as limited partnerships and limited liability companies ("Underlying Funds"); (4) exchange-traded options, including credit spread options, as well as in (5) Gold collectable coins (numismatic) and/or Gold bullion coins.  The Fund defines Gold coin-related common stock as that of corporations primarily engaged in: the exploration, mining, refining of Gold and/or the manufacturing of Gold bullion in all forms (i.e. ingots, bars and coins).  The Fund defines Gold coin-related ETFs as those that invest primarily in securities of Gold coin-related common stock.  The Fund defines Gold coin-related Underlying Funds as those investing primarily in Gold coins – collectable coins (numismatic) and/or bullion coins.  The Fund defines Gold coin-related options as those on Gold coin-related common stock and Gold coin-related ETFs.  Options are primarily used for hedging and to generate additional returns.

The Fund invests without restriction as to issuer country or capitalization.  The Fund will also engage in short selling securities or invest in inverse ETFs to hedge against falling Gold prices when the Fund's adviser believes Gold prices will decline.  The adviser may engage in active and frequent trading of the Fund's portfolio of securities to achieve the Fund's investment objective.

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest primarily in Gold collectable (numismatic) coins.  The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

Additionally, the Fund concentrates investments in the Gold industry because, under normal circumstances, it invests over 25% of its assets in the securities of Gold industry companies.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities to maintain the Fund's primary allocation to investments that it believes will have returns that reflect the performance of the price of Gold coins and Gold coin-related common stocks and ETFs and to hedge against falling prices of Gold-coin-related common stocks and ETFs.  The adviser buys collectable (numismatic) coins that it believes will increase in value and buys bullion coins for the purpose of providing returns related to the price of Gold.  The Fund invests in coins directly or through Underlying Funds.  The adviser sells securities to replace them with investments that it believes have a higher expected return.  The adviser expects that collectable (numismatic) coins will be part of a buy and hold strategy and does not anticipates selling collectable (numismatic) coins when a price target is reached or for other reasons.  Similarly, the adviser expects that bullion coins will be part of a buy and hold strategy.  The adviser sells securities short, invests in inverse ETFs and invests in options to hedge against falling Gold prices.  The adviser will also sell options to generate additional returns.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in ETFs, Underlying Funds and the Subsidiary.

  Concentration Risk.  Because the Fund will invest more than 25% of its assets in the Gold industry, the Fund will be subject to greater volatility risk than a fund that is not concentrated in a single industry.

  ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  Each ETF is subject to specific risks, depending on the investment strategy of the ETF.  ETFs may be subject to leverage risk, which will magnify losses.

  Foreign Investment Risk.  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Gold Risk.  The price of Gold may be volatile and Gold coin-related common stocks, ETFs, Underlying Funds and options may be highly sensitive to the price of Gold.  The Gold industry can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries.

  Leverage Risk.  The use of leverage by the Fund or an ETF, such as though the use of options, will directly or indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

  Limited History of Mutual Fund Management.  The Fund's adviser has limited experience managing a mutual fund.

  Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.

  Liquidity Risk.  Gold coins may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of coins at a price which the adviser believes represents fair value.

  Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular asset in which the Fund invests may prove to be inaccurate and may not produce the desired results.

  Market Risk.  The Fund's investments will decline in value if stock prices, the price of Gold or Gold coins declines.

  Non-Diversification Risk.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Options Risk.  Long option positions may not provide an effective substitute for Gold or common stock and may expire worthless, resulting in significant losses.  Short option positions expose the Fund to significant losses if the underlying instrument rises or falls past the strike price of the option and the Fund does not hold an offsetting or hedging position.

  Short Position Risk.  The Fund will incur a loss as a result of a short position, whether through a short sale or an inverse ETF, if the price of the short position instrument increases in value between the date of the short sale and the date on which an offsetting position is purchased; or if the index to which an inverse ETF is linked rises.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or index.  The Fund's losses are potentially significant in a short position transaction.

  Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Taxation Risk.  By investing in collectable (numismatic) Gold coins indirectly through the Subsidiary, the Fund will obtain exposure to the collectable (numismatic) Gold coin markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments, including collectable (numismatic) Gold coins, will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains or collectables.

  Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

  Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance-based fees, if any, to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the strategy of the Underlying Fund.

  Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by visiting www .avantgold.net or by calling 1-855-727-5651.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 18, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 18, 2011
Prospectus Date	rr_ProspectusDate	Oct 18, 2011
Avant Gold Coin Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund invests primarily in Gold coin-related: (1) common stock; (2) exchange-traded funds ("ETFs"); (3) pooled investment vehicles such as limited partnerships and limited liability companies ("Underlying Funds"); (4) exchange-traded options, including credit spread options, as well as in (5) Gold collectable coins (numismatic) and/or Gold bullion coins.  The Fund defines Gold coin-related common stock as that of corporations primarily engaged in: the exploration, mining, refining of Gold and/or the manufacturing of Gold bullion in all forms (i.e. ingots, bars and coins).  The Fund defines Gold coin-related ETFs as those that invest primarily in securities of Gold coin-related common stock.  The Fund defines Gold coin-related Underlying Funds as those investing primarily in Gold coins – collectable coins (numismatic) and/or bullion coins.  The Fund defines Gold coin-related options as those on Gold coin-related common stock and Gold coin-related ETFs.  Options are primarily used for hedging and to generate additional returns.

The Fund invests without restriction as to issuer country or capitalization.  The Fund will also engage in short selling securities or invest in inverse ETFs to hedge against falling Gold prices when the Fund's adviser believes Gold prices will decline.  The adviser may engage in active and frequent trading of the Fund's portfolio of securities to achieve the Fund's investment objective.

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest primarily in Gold collectable (numismatic) coins.  The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

Additionally, the Fund concentrates investments in the Gold industry because, under normal circumstances, it invests over 25% of its assets in the securities of Gold industry companies.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities to maintain the Fund's primary allocation to investments that it believes will have returns that reflect the performance of the price of Gold coins and Gold coin-related common stocks and ETFs and to hedge against falling prices of Gold-coin-related common stocks and ETFs.  The adviser buys collectable (numismatic) coins that it believes will increase in value and buys bullion coins for the purpose of providing returns related to the price of Gold.  The Fund invests in coins directly or through Underlying Funds.  The adviser sells securities to replace them with investments that it believes have a higher expected return.  The adviser expects that collectable (numismatic) coins will be part of a buy and hold strategy and does not anticipates selling collectable (numismatic) coins when a price target is reached or for other reasons.  Similarly, the adviser expects that bullion coins will be part of a buy and hold strategy.  The adviser sells securities short, invests in inverse ETFs and invests in options to hedge against falling Gold prices.  The adviser will also sell options to generate additional returns.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in ETFs, Underlying Funds and the Subsidiary.

  Concentration Risk.  Because the Fund will invest more than 25% of its assets in the Gold industry, the Fund will be subject to greater volatility risk than a fund that is not concentrated in a single industry.

  ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  Each ETF is subject to specific risks, depending on the investment strategy of the ETF.  ETFs may be subject to leverage risk, which will magnify losses.

  Foreign Investment Risk.  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Gold Risk.  The price of Gold may be volatile and Gold coin-related common stocks, ETFs, Underlying Funds and options may be highly sensitive to the price of Gold.  The Gold industry can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries.

  Leverage Risk.  The use of leverage by the Fund or an ETF, such as though the use of options, will directly or indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

  Limited History of Mutual Fund Management.  The Fund's adviser has limited experience managing a mutual fund.

  Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.

  Liquidity Risk.  Gold coins may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of coins at a price which the adviser believes represents fair value.

  Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular asset in which the Fund invests may prove to be inaccurate and may not produce the desired results.

  Market Risk.  The Fund's investments will decline in value if stock prices, the price of Gold or Gold coins declines.

  Non-Diversification Risk.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Options Risk.  Long option positions may not provide an effective substitute for Gold or common stock and may expire worthless, resulting in significant losses.  Short option positions expose the Fund to significant losses if the underlying instrument rises or falls past the strike price of the option and the Fund does not hold an offsetting or hedging position.

  Short Position Risk.  The Fund will incur a loss as a result of a short position, whether through a short sale or an inverse ETF, if the price of the short position instrument increases in value between the date of the short sale and the date on which an offsetting position is purchased; or if the index to which an inverse ETF is linked rises.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or index.  The Fund's losses are potentially significant in a short position transaction.

  Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Taxation Risk.  By investing in collectable (numismatic) Gold coins indirectly through the Subsidiary, the Fund will obtain exposure to the collectable (numismatic) Gold coin markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments, including collectable (numismatic) Gold coins, will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains or collectables.

  Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

  Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance-based fees, if any, to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the strategy of the Underlying Fund.

  Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by visiting www .avantgold.net or by calling 1-855-727-5651.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-727-5651
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www .avantgold.net
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Avant Gold Coin Strategy Fund | Avant Gold Coin Strategy Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	813
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,352
Avant Gold Coin Strategy Fund | Avant Gold Coin Strategy Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.48%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	3.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	327
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,046
Avant Gold Coin Strategy Fund | Avant Gold Coin Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	750

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. The Acquired Fund Fees and Expenses estimate does not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. This estimate does not include performance-based fees, which cannot be meaningfully estimated. The expenses of the Fund's wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30 , 2012, to ensure that t otal annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, if any, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 2.24%, 2.99% and 1.99% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.